Concentration of Risk	12 Months Ended
Dec. 31, 2025
Concentration of Risk [Abstract]
Concentration of Risk
14.	Concentration of Risk

Currency Convertibility Risk

The VIEs in the Philippines primarily conducts business in Philippine Peso (PHP). While PHP is generally considered a convertible currency, there is a level of risk associated with its convertibility into other currencies. This risk arises from potential limitations on exchanging PHP, particularly for less common currencies or during periods of economic or political instability. Any future limitations could impact the Company’s ability to repatriate funds or settle obligations denominated in foreign currencies which could affect the Company’s operation. The Company continues to monitor the convertibility of PHP and assesses potential risks.

Foreign Currency Exchange Rate Risk

The VIEs in the Philippines principally transacts in Philippine Peso (PHP) for its revenues, expenses, assets, and liabilities. The exchange rate of the PHP can fluctuate due to changes in Philippine central bank policies, international economic conditions, and political developments. These fluctuations can impact the consolidated financial statements through translation adjustments, which arise from translating the VIEs’ financial statements prepared in PHP into the Company’s reporting currency using the current exchange rate. Transaction gains (losses) may also occur due to the settlement of PHP-denominated transactions at exchange rates different from the rates used at the transaction date. The Company has not engaged in any foreign currency hedging strategies to hedge for foreign currency risk.

Credit risk

Financial instruments that potentially subject the Company to significant concentrations of credit risk consist primarily of cash and cash equivalents, and accounts receivable.

The Company’s cash and cash equivalents were held by major financial institutions located in the Philippines. The Company believes these institutions to be of high credit quality. While deposits in these institutions are insured by the Philippine Deposit Insurance Corporation (PDIC) up to PHP 500,000 per depositor (not each individual account), this insurance coverage may not be sufficient to fully protect the Company’s cash balance in the event of a bank failure. As of December 31, 2025, the Company maintained cash balances that exceeded these insured limits by approximately $694,166. The Company acknowledges this limitation and considers the credit quality of the financial institutions a primary factor in mitigating the risk of loss.

Cybersecurity Risk

The Company relies on information technology (IT) systems and networks, including those managed by third-party service providers, to conduct its business, process financial transactions, and safeguard sensitive data. Cyberattacks, malicious software, ransomware, and other unauthorized intrusions are continuously evolving and becoming increasingly sophisticated. While the Company has implemented security protocols, internal controls, and monitoring systems designed to protect its IT infrastructure and proprietary information, these measures may not be entirely effective in preventing all security breaches or system failures.

A material compromise of the Company’s IT systems, or those of its third-party vendors, could result in the unauthorized disclosure, modification, or loss of sensitive information. Such an event could lead to significant operational disruptions, reputational harm, exposure to legal or regulatory actions, and substantial remediation costs. As of December 31, 2025 and 2024, the Company had not experienced any material cybersecurity incidents that had a significant adverse effect on its business, financial condition, or results of operations.

For accounts receivable, the Company extends credit based on an evaluation of the customer’s or other parties’ financial condition, generally without requiring collateral or other security. In order to minimize the credit risk, the Company delegated a team responsible for credit approvals and other monitoring procedures to ensure that follow-up action is taken to recover overdue debts. Further, the Company reviews the recoverable amount of each individual receivable at each balance sheet date to ensure that adequate allowances are made for doubtful accounts. In this regard, the Company considers that the Company’s credit risk for accounts receivable is significantly reduced.

Concentration of customers consist of the following:

	Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Revenues	Receivables	Revenues	Receivables	Revenues	Receivables
Customer A	26.84%	33.60%	22.23%	13.11%	52.41%	-%
Customer B	48.75%	66.40%	56.37%	86.96%	21.42%	32.65%
Customer C	24.39%	-%	17.43%	-%	-%	62.31%

For the year ended December 31, 2025, Customer A, Customer B, and Customer C accounted for 26.84%, 48.75% and 24.39% of the Company’s revenues, respectively.

As of December 31, 2025, Customer A and Customer B accounted for 33.60%, and 66.40% of the Company’s accounts receivable, respectively.

For the year ended December 31, 2024, Customer A, Customer B, and Customer C accounted for 22.23%, 56.37% and 17.43% of the Company’s revenues, respectively.

As of December 31, 2024, Customer A and Customer B accounted for 13.10% and 86.90% of the Company’s accounts receivable.

For the year ended December 31, 2023, Customer A and Customer B accounted for 52.41% and 21.42% of the Company’s revenues, respectively.

As of December 31, 2023, Customer B, and Customer C accounted for 32.65%, and 62.31% of the Company’s accounts receivable, respectively.

Concentration of suppliers consist of the following:

	Year Ended		Year Ended		Year Ended
	December 31, 2025		December 31, 2024		December 31, 2023
	Purchases	Payables	Purchases	Payables	Purchases	Payables
Supplier A	38.94%	31.44%	45.68%	48.21%	59.56%	-%
Supplier B	-%	-%	-%	-%	13.83%	-%
Supplier C	13.26%	-%	12.57%	10.55%	11.61%	-%
Supplier D	-%	-%	-%	-%	-%	42.65%
Supplier E	-%	-%	-%	-%	-%	57.35%
Supplier F	-%	-%	10.68%	10.47%	-%	-%
Supplier G	10.59%	13.03%	10.48%	-%	-%	-%
Supplier H	-%	24.17%	-%	17.22%	-%	-%
Supplier I	12.28%	-%	-%	-%	-%	-%
Supplier J	-%	10.20%	-%	-%	-%	-%

For the year ended December 31, 2025, Supplier A, Supplier C, Supplier G, and Supplier I accounted for 38.94%, 13.26%, 10.59%, and 12.28% of the Company’s total purchase amount, respectively.

As of December 31, 2025, Supplier A, Supplier G, Supplier H, and Supplier J accounted for 31.44%, 13.03%, 24.17% and 10.20% of the Company’s accounts payable, respectively.

For the year ended December 31, 2024, Supplier A, Supplier C, Supplier F, and Supplier G accounted for 45.68%, 12.57%, 10.68%, and 10.48% of the Company’s total purchase amount, respectively.

As of December 31, 2024, Supplier A, Supplier C, Supplier F, and Supplier H accounted for 48.21%, 10.55%, 10.47%, and 17.22% of the Company’s accounts payable, respectively.

For the year ended December 31, 2023, Supplier A, Supplier B, and Supplier C accounted for 59.56%, 13.83%, and 11.61% of the Company’s total purchase amount, respectively.

As of December 31, 2023, Supplier D and Supplier E accounted for 42.65% and 57.35% of the Company’s accounts payable, respectively.